Summary of significant accounting policies (Details 3)	12 Months Ended
Jun. 30, 2024
Statement [Line Items]
Remaining useful life	Between 3 and 25 years
Machinery And Equipment [member]
Statement [Line Items]
Remaining useful life	Between 3 and 24 years
Buildings And Facilities [Member]
Statement [Line Items]
Remaining useful life	Between 5 and 50 years